Related Party Transactions And Balances - Schedule of Transactions with Major Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Revenues	¥ 111	¥ 17,249	¥ 7,373
Cost of revenue	92,591	69,333	51,814
iSNOB Holding Limited | Technology Service
Related Party Transaction [Line Items]
Revenues			600
Tencent Group | Marketing Services
Related Party Transaction [Line Items]
Revenues	12	1,081
Tencent Group | Cloud Technology Services
Related Party Transaction [Line Items]
Cost of revenue	74,377	51,940	27,796
Tencent Group | Processing Fees
Related Party Transaction [Line Items]
Cost of revenue	18,214	17,393	24,018
JM Weshop (Cayman) Inc. | Technology Service
Related Party Transaction [Line Items]
Revenues	¥ 99	16,168	¥ 6,773
JM Weshop (Cayman) Inc. | Equipment Sale Service
Related Party Transaction [Line Items]
Other income		¥ 476